Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
		As of December 31,
		2020	2019

Prepaid expenses	(1)	$1,324,676	$159,569
Deferred offering cost		553,227	365,089
Other receivables		265,653	418,364
Interest receivable		128,388	297,191
Deposits for operating lease		40,384	44,587
Prepaid VAT		19,099	320,739
Loans to third parties		15,326	82,268
Subtotal		2,346,753	1,687,807
Less: allowance for other receivables		(153,259)	(143,345)
Prepaid expenses and other current assets		$2,193,494	$1,544,462
(1)	Prepaid expenses as of December 31, 2020 mainly consisted of prepaid service fee paid by GMB Zibo which amounted to $760,548, and R&D prepayment paid by GMB IT which amounted to $379,354.